Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments Debt And Equity Securities [Abstract]
Schedule of amortized cost and fair value of debt securities classified as available-for-sale

		Gross	Gross
	Amortized	unrealized	unrealized
(in thousands)	cost	gains	losses	Fair value
December 31, 2015
Government sponsored enterprises	$73,605	$127	$235	$73,497
Asset-backed securities	130,179	440	1,768	128,851
Obligations of states and political subdivisions	32,224	493	11	32,706

Total available for sale securities	$236,008	$1,060	$2,014	$235,054

December 31, 2014
Government sponsored enterprises	$57,002	$240	$143	$57,099
Asset-backed securities	106,726	855	1,119	106,462
Obligations of states and political subdivisions	34,925	583	71	35,437

Total available for sale securities	$198,653	$1,678	$1,333	$198,998

Schedule of amortized cost and fair value of debt securities classified as available-for-sale by contractual maturity

	Amortized	Fair
(in thousands)	cost	value
Due in one year or less	$24,894	$24,890
Due after one year through five years	67,513	67,614
Due after five years through ten years	12,593	12,871
Due after ten years	829	828
Total	105,829	106,203
Asset-backed securities	130,179	128,851
Total available for sale securities	$236,008	$235,054

Schedule of gross unrealized losses on debt securities and fair value of related securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position

	Less than 12 months		12 months or more		Total	Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in thousands)	Value	Losses	Value	Losses	Value	Losses
At December 31, 2015
Government sponsored enterprises	$43,539	$(222)	$1,002	$(13)	$44,541	$(235)
Asset-backed securities	56,095	(620)	43,576	(1,148)	99,671	(1,768)
Obligations of states and political subdivisions	2,571	(6)	718	(5)	3,289	(11)
Total	$102,205	$(848)	$45,296	$(1,166)	$147,501	$(2,014)

(in thousands)
At December 31, 2014
Government sponsored enterprises	$2,983	$(4)	$17,862	$(139)	$20,845	$(143)
Asset-backed securities	10,314	(50)	45,445	(1,069)	55,759	(1,119)
Obligations of states and political subdivisions	3,667	(15)	1,942	(56)	5,609	(71)
Total	$16,964	$(69)	$65,249	$(1,264)	$82,213	$(1,333)

Schedule of components of investment securities gains (losses), which are recognized in earnings
(in thousands)	2015	2014	2013
Gains realized on sales	$8	$86	$786
Losses realized on sales	0	(66)	(8)
Other-than-temporary impairment recognized	0	0	0
Investment securities gains	$8	$20	$778